Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Jul. 31, 2018 USD ($)	Sep. 30, 2018 CNY (¥) entity	Mar. 31, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥) entity	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 05, 2018 CNY (¥)	Jul. 12, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and other current assets
Deposits with a Business Partner for point-of-sale installment loans									¥ 15,605
Professional fees capitalized for issuance of new shares upon the initial public offering									13,348
Tax refund receivables from Tax Bureau									7,834
Prepaid input value-added tax						¥ 6,493			9,309
Deposits to financial partners and other vendors						25,206			8,603
Prepaid service fees						19,872			6,555
Receivables from third-party online payment platforms						7,475			5,802
Short-term loan to a third party						138,089
Financial guarantee assets						20,610
Others						11,263			1,847
Total					$ 33,308	¥ 229,008			¥ 68,903
Loan principal amount							¥ 220,000	¥ 68,141
Plutux Labs
Prepayments and other current assets
Principal amount | $	$ 20,000
Annual interest rate (in percent)	10.50%
Repayment term of loan	1 year
Unaffiliated entities | Sky City WFOE
Prepayments and other current assets
Number of unaffiliated entities | entity		3		1
Loan principal amount		¥ 500,000		¥ 14,000
Aggregate amount of interests repaid		¥ 1,650	¥ 4,600